Financial Instruments and Related Risk Management (Summary of Material Foreign Currency Derivatives) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 538	$ 601
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 604	$ 435
Maturities	2025	2024
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2025	2024
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 89	$ 86
Maturities		2024
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 233	$ 94
Maturities	2025	2024
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2025
Forwards Usd Brl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 47
Maturities	2025
Forwards Usd Audl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 7
Maturities	2025